Note 15 - Intangible	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
15.	INTANGIBLE

	2019
		Distribution
	Brands	contracts	Software	Others	Total
Acquisition cost
Balance at the end of the previous year	4,703.2	2,393.1	1,446.5	621.8	9,164.6
Effect of movements in foreign exchange	(360.9)	(13.7)	(77.6)	(37.7)	(489.9)
Effect of application of IAS 29 (hyperinflation)	385.7	30.9	92.0	44.6	553.2
Additions	0.2	539.5	25.1	50.0	614.8
Disposal	(0.2)	–	(0.4)	–	(0.6)
Acquisitions through business combination	–	–	–	2.6	2.6
Transfers to other assets categories	18.1	6.5	315.6	(18.0)	322.2
Balance at the end of the year	4,746.1	2,956.3	1,801.2	663.3	10,166.9

Amortization and Impairment losses (i)
Balance at the end of the previous year	(1.9)	(2,011.8)	(940.9)	(369.4)	(3,324.0)
Effect of movements in foreign exchange	–	27.8	51.5	40.0	119.3
Effect of application of IAS 29 (hyperinflation)	–	(28.2)	(59.5)	(42.5)	(130.2)
Amortization	–	(316.4)	(182.7)	(28.2)	(527.3)
Disposal	–	–	0.4	–	0.4
Transfers to other assets categories	–	–	0.1	1.2	1.3
Balance at the end of the year	(1.9)	(2,328.6)	(1,131.1)	(398.9)	(3,860.5)
Carrying amount:
December 31, 2018	4,701.3	381.3	505.6	252.4	5,840.6
December 31, 2019	4,744.2	627.7	670.1	264.4	6,306.4

(i) The period of amortization of intangible assets with definite useful lives is five
years, calculated at the annual rate of
20%
and recognized in income based on the straight-line method.

	2018
		Distribution
	Brands	contracts	Software	Others	Total
Acquisition cost
Balance at the end of the previous year	3,514.7	2,333.3	1,144.6	540.7	7,533.3
Effect of movements in foreign exchange	252.3	2.3	(43.3)	12.1	223.4
Effect of application of IAS 29 (hyperinflation)	972.5	59.7	151.5	104.5	1,288.2
Additions	–	–	4.2	46.6	50.8
Disposal	(39.2)	(28.1)	(16.2)	–	(83.5)
Acquisitions through shareholding exchange transactions	0.2	–	–	–	0.2
Transfers to other assets categories	2.7	25.9	205.7	(82.1)	152.2
Balance at the end of the year	4,703.2	2,393.1	1,446.5	621.8	9,164.6

Amortization and Impairment losses (i)
Balance at the end of the previous year	(1.9)	(1,894.6)	(711.8)	(250.3)	(2,858.6)
Effect of movements in foreign exchange	–	14.1	15.0	11.1	40.2
Effect of application of IAS 29 (hyperinflation)	–	(42.6)	(108.3)	(104.5)	(255.4)
Amortization	–	(114.6)	(152.0)	(36.0)	(302.6)
Disposals	–	28.0	16.2	–	44.2
Transfers to other assets categories	–	(2.1)	–	10.3	8.2
Balance at the end of the year	(1.9)	(2,011.8)	(940.9)	(369.4)	(3,324.0)
Carrying amount:
December 31, 2017	3,512.8	438.7	432.8	290.4	4,674.7
December 31, 2018	4,701.3	381.3	505.6	252.4	5,840.6

(i) The period of amortization of intangible assets with definite useful lives is five
years, calculated at the annual rate of
20%
and recognized in income based on the straight-line method.

The Company is the owner of some of the world’s leading brands in the beer industry. As a result, brands are expected to generate positive cash flow for as long as the Company owns the brands, and accordingly have been assigned indefinite useful lives. The most representative brands that have been registered as a result of the fair value determination of past acquisitions are
Quilmes
in Argentina,
Pilsen
in Paraguay and Bolivia and
Presidente
and
Presidente Light
in the Dominican Republic.

The carrying value of intangible assets with indefinite useful lives classified as brands were allocated to the following CGUs:

	2019	2018
Argentina	1,193.9	1,180.0
Bolivia	691.0	664.3
Brazil	11.6	4.6
Canada	266.3	244.1
Chile	69.9	72.0
Luxembourg	339.6	339.6
Paraguay	476.2	496.9
Dominican Republic	1,587.6	1,580.0
Uruguay	108.1	119.8
	4,744.2	4,701.3

Intangible assets with indefinite useful lives have been tested for impairment at a cash-generating unit level basis consistent with the same approach described in Note
14
–
Goodwill
.